Business Acquisition - Additional information (Detail)	1 Months Ended		12 Months Ended
	Jan. 31, 2019 CNY (¥)	Oct. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Net cash consideration			$ 1,574,286	¥ 11,012,762	¥ 57,971,520
Contractual Rights [Member]
Business Acquisition [Line Items]
Assets acquired, Intangile Asset				111,879,121	77,877,624
Nonolive [Member]
Business Acquisition [Line Items]
Net cash consideration		¥ 57,971,520
Cash acquired upon disposal of previously held equity interest		10,000,000
Revenues included in the combined and consolidated statements of comprehensive income since the acquisition date		5,885,855
Net loss included in the combined and consolidated statements of comprehensive income since the acquisition date		(48,164,404)
Equity interest previously held disposal loss					¥ 3,504,018
Equity interest in the acquired business that was accounted for under the cost method					4.80%
Goodwill recognized from the acquisition		¥ 13,667,502
Shuangsi Culture Broadcasting Company Limited [Member]
Business Acquisition [Line Items]
Net cash consideration	¥ 33,012,762
Cash acquired upon disposal of previously held equity interest	¥ 879,138
Revenues included in the combined and consolidated statements of comprehensive income since the acquisition date				8,115,484
Net loss included in the combined and consolidated statements of comprehensive income since the acquisition date				¥ 16,449,823
Percentage of Interest Acquired	85.00%
Assets Acquired	¥ 25,935,985
Liabilities Assumed	4,088,132
Non-controlling interest Acquired	5,980,924
Goodwill recognized from the acquisition	17,145,833
Shuangsi Culture Broadcasting Company Limited [Member] | Contractual Rights [Member]
Business Acquisition [Line Items]
Assets acquired, Intangile Asset	10,742,500
Shuangsi Culture Broadcasting Company Limited [Member] | Participating right [member]
Business Acquisition [Line Items]
Assets acquired, Intangile Asset	¥ 8,000,000